THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

November 3, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Universal Institutional Funds, Inc.
File Nos. 333-03013; 811-07607

Ladies and Gentlemen:

On behalf of The Universal Institutional Funds, Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed on October 29, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 29, 2010, accession number 0001193125-10-240793.

If you have any questions, please feel free to contact me at 212.296.6980 (tel) or 212 507-8589 (fax).

    Very truly yours,

            /s/ Daniel E. Burton

      Daniel E. Burton

          Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu, Esq.